Property And Equipment, Net (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Assets held for sale	$ 70
Estimated sale completion	12 months
Gain on sale of assets held for sale	$ 10
Computer Equipment And Software [Member]
Depreciation expense	2	$ 50
Property And Equipment [Member]
Depreciation expense	$ 130	$ 150
Minimum [Member]
Capital lease term	1 year
Maximum [Member]
Capital lease term	3 years